Property, Equipment And Software - Schedule of property, equipment and software, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	¥ 56,171	$ 8,608	¥ 47,867
Less: accumulated depreciation and amortization	(30,899)	(4,735)	(18,221)
Net book value	25,272	3,873	29,646
Construction in progress	0		423
Total net book value of property, equipment and software	25,272	3,873	30,069
Laboratory Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	30,808	4,722	24,265
Leasehold improvement [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	13,842	2,121	11,856
Software [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	9,990	1,531	10,220
Office furniture and equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	¥ 1,531	$ 234	¥ 1,526